REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 376,134	$ 297,200	$ 245,316
Revenue Benchmark | Concentration Risk, Customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 290,900	$ 227,700	$ 204,300
Percentage of entity's revenue	77.00%	77.00%	83.00%
Revenue Benchmark | Concentration Risk, Customer | Customer One
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 156,200	$ 134,800	$ 108,400
Revenue Benchmark | Concentration Risk, Customer | Customer Two
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	134,700	92,900	95,900
RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	317,921	252,239	227,134
JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	58,213	44,961	18,182
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	361,746	287,149	239,107
US | RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	311,672	246,649	221,213
US | JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	50,074	40,500	17,894
Europe and RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	14,388	10,051	6,209
Europe and RoW | RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	6,249	5,590	5,921
Europe and RoW | JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 8,139	$ 4,461	$ 288